STATEMENTS OF OPERATIONS [Parenthetical] - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Gain Loss On Disposition Of Investments	$ 12,941,795	$ 9,882,625
Series Twenty [Member]
Gain Loss On Disposition Of Investments	70,580	722,000
Series Twenty One [Member]
Gain Loss On Disposition Of Investments	0	79,000
Series Twenty Two [Member]
Gain Loss On Disposition Of Investments	166,896	0
Series Twenty Three [Member]
Gain Loss On Disposition Of Investments	426,346	0
Series Twenty Four [Member]
Gain Loss On Disposition Of Investments	207,327	1,630,062
Series Twenty Five [Member]
Gain Loss On Disposition Of Investments	1,295,124	0
Series Twenty Six [Member]
Gain Loss On Disposition Of Investments	647,125	2,801,657
Series Twenty Seven [Member]
Gain Loss On Disposition Of Investments	237,896	2,508,394
Series Twenty Eight [Member]
Gain Loss On Disposition Of Investments	5,854,818	939,495
Series Twenty Nine [Member]
Gain Loss On Disposition Of Investments	278,493	344,656
Series Thirty [Member]
Gain Loss On Disposition Of Investments	94,887	0
Series Thirty One [Member]
Gain Loss On Disposition Of Investments	2,840,263	624,556
Series Thirty Two [Member]
Gain Loss On Disposition Of Investments	107,673	3,428
Series Thirty Three [Member]
Gain Loss On Disposition Of Investments	53,079	0
Series Thirty Four [Member]
Gain Loss On Disposition Of Investments	502,727	176,333
Series Thirty Six [Member]
Gain Loss On Disposition Of Investments	25,054	0
Series Thirty Nine [Member]
Gain Loss On Disposition Of Investments	29,999	0
Series Forty One [Member]
Gain Loss On Disposition Of Investments	0	52,000
Series Forty Two [Member]
Gain Loss On Disposition Of Investments	103,508	0
Series Forty Five [Member]
Gain Loss On Disposition Of Investments	$ 0	$ 1,044